Fair Value Measurements - Schedule of Assets and Liabilities Measured on Non-recurring Basis (Details) - USD ($)	Sep. 30, 2016	Sep. 25, 2015
Assets
Goodwill		$ 0
Non-recurring | Level 1
Assets
Property, plant and equipment	$ 0	0
Assets held for sale	0	0
Goodwill	0	0
Non-recurring | Level 2
Assets
Property, plant and equipment	0	0
Assets held for sale	0	0
Goodwill	0	0
Non-recurring | Level 3
Assets
Property, plant and equipment	0	5,500,000
Assets held for sale	6,680,000	3,313,000
Goodwill	$ 0	$ 0